INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Income tax expenses and benefits		$ 6,595	$ 1,731	$ 6,595	$ 28,913	$ (1,486,060)
Income tax expenses and benefits		$ (6,595)	$ (1,731)	$ (6,595)	(28,913)	1,486,060
Net operating loss carryforwards					10,889,863	8,927,330
Valuation allowance					1,859,862	4,429,869
Research and development expense gross					463,696	$ 2,684,319
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforwards					24,268,692
State and Local Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforwards					11,220,065
Foreign Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforwards					$ 17,672,420